Investments in Equity Method Investees [Text Block]	6 Months Ended
Sep. 30, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investments in Equity Method Investees [Text Block]

20.    INVESTMENTS IN EQUITY METHOD INVESTEES

Summarized Financial Information of the MUFG Group’s equity method investee

Summarized operating results of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, for the six months ended September 30, 2014 and 2015 are as follows:

	2014	2015
	(in billions)
Net revenues	¥1,805	¥2,133
Total non-interest expenses	1,377	1,621
Income from continuing operations before income taxes	428	512
Net income applicable to Morgan Stanley	370	344